Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000135478
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 16,873	$ 18,376	$ 17,103	$ 17,225	$ 16,388	$ 14,743	$ 15,469	$ 15,011	$ 13,935	$ 11,895	$ 13,293	$ 15,470	$ 16,470	$ 15,994	$ 16,255	$ 15,386	$ 14,791	$ 12,650	$ 11,981	$ 10,199	$ 13,433	$ 12,403	$ 12,530	$ 12,133	$ 11,014	$ 12,669	$ 12,532	$ 12,739	$ 12,892	$ 12,347	$ 11,695	$ 10,998	$ 10,206	$ 10,361	$ 9,738	$ 9,772	$ 9,971	$ 9,600	$ 10,661	$ 10,553	$ 10,000
C000051262
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed Markets ETF Shares Net Asset Value
Account Value	$ 17,062	18,573	17,283	17,407	16,554	14,891	15,622	15,149	14,056	12,003	13,406	15,602	16,605	16,123	16,372	15,490	14,893	12,735	12,052	10,262	13,503	12,463	12,589	12,187	11,061	12,722	12,585	12,787	12,933	12,383	11,732	11,027	10,229	10,378	9,756	9,780	9,979	9,603	10,662	10,554	10,000
C000012140
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 17,025	18,533	17,252	17,373	16,522	14,869	15,600	15,125	14,041	11,990	13,387	15,578	16,581	16,100	16,356	15,470	14,880	12,726	12,043	10,248	13,496	12,455	12,579	12,181	11,057	12,719	12,581	12,785	12,926	12,375	11,731	11,026	10,227	10,376	9,751	9,780	9,982	9,603	10,663	10,556	10,000
C000012141
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 8,529,766	9,289,036	8,642,090	8,707,378	8,281,448	7,448,661	7,813,808	7,575,464	7,027,768	6,001,657	6,705,278	7,800,412	8,301,469	8,060,473	8,187,898	7,749,235	7,449,341	6,367,163	6,030,196	5,132,307	6,755,435	6,234,738	6,296,563	6,097,331	5,530,685	6,364,814	6,296,056	6,397,599	6,467,725	6,192,138	5,865,910	5,513,933	5,114,267	5,188,878	4,881,148	4,891,337	4,991,665	4,802,034	5,331,673	5,277,727	5,000,000
C000135477
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 170,778,838	185,884,295	172,945,752	174,166,049	165,667,616	149,008,636	156,347,012	151,575,298	140,632,604	120,137,227	134,119,905	156,107,246	166,099,162	161,268,229	163,812,844	154,956,891	148,979,297	127,406,263	120,568,420	102,661,028	135,107,766	124,692,861	125,962,521	121,960,941	110,677,246	127,310,438	125,911,624	127,909,124	129,375,881	123,862,327	117,352,782	110,281,660	102,278,688	103,811,948	97,550,407	97,845,725	99,786,401	96,006,220	106,627,768	105,510,307	100,000,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,485	17,820	16,441	16,300	15,622	14,231	14,721	14,358	13,491	11,820	13,084	15,228	16,081	15,802	16,208	15,338	14,775	12,605	11,813	10,093	13,281	12,156	12,360	12,017	10,904	12,361	12,299	12,624	12,770	12,120	11,432	10,815	10,023	10,152	9,494	9,543	9,571	9,238	10,483	10,368	10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,485	17,820	16,441	16,300	15,622	14,231	14,721	14,358	13,491	11,820	13,084	15,228	16,081	15,802	16,208	15,338	14,775	12,605	11,813	10,093	13,281	12,156	12,360	12,017	10,904	12,361	12,299	12,624	12,770	12,120	11,432	10,815	10,023	10,152	9,494	9,543	9,571	9,238	10,483	10,368	10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,485	17,820	16,441	16,300	15,622	14,231	14,721	14,358	13,491	11,820	13,084	15,228	16,081	15,802	16,208	15,338	14,775	12,605	11,813	10,093	13,281	12,156	12,360	12,017	10,904	12,361	12,299	12,624	12,770	12,120	11,432	10,815	10,023	10,152	9,494	9,543	9,571	9,238	10,483	10,368	10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 8,242,612	8,910,036	8,220,405	8,150,233	7,811,055	7,115,562	7,360,582	7,178,896	6,745,633	5,910,059	6,542,209	7,613,959	8,040,248	7,900,997	8,103,962	7,669,139	7,387,286	6,302,394	5,906,642	5,046,463	6,640,728	6,077,861	6,179,980	6,008,565	5,451,947	6,180,585	6,149,374	6,312,013	6,385,032	6,060,198	5,715,974	5,407,354	5,011,437	5,076,063	4,747,019	4,771,658	4,785,618	4,618,806	5,241,597	5,183,841	5,000,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 164,852,249	178,200,727	164,408,101	163,004,668	156,221,103	142,311,247	147,211,642	143,577,920	134,912,651	118,201,175	130,844,184	152,279,174	160,804,961	158,019,942	162,079,243	153,382,776	147,745,712	126,047,871	118,132,835	100,929,256	132,814,553	121,557,221	123,599,601	120,171,298	109,038,933	123,611,693	122,987,472	126,240,259	127,700,647	121,203,954	114,319,478	108,147,088	100,228,746	101,521,264	94,940,389	95,433,159	95,712,357	92,376,127	104,831,949	103,676,827	100,000,000
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Account Value	$ 16,967	18,421	17,126	17,255	16,416	14,812	15,425	14,976	13,916	11,968	13,237	15,615	16,484	16,074	16,247	15,373	14,773	12,618	11,909	10,232	13,430	12,364	12,497	12,093	10,978	12,650	12,517	12,654	12,884	12,277	11,618	10,944	10,200	10,289	9,644	9,751	9,972	9,506	10,583	10,508	10,000
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Account Value	$ 16,967	18,421	17,126	17,255	16,416	14,812	15,425	14,976	13,916	11,968	13,237	15,615	16,484	16,074	16,247	15,373	14,773	12,618	11,909	10,232	13,430	12,364	12,497	12,093	10,978	12,650	12,517	12,654	12,884	12,277	11,618	10,944	10,200	10,289	9,644	9,751	9,972	9,506	10,583	10,508	10,000
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Account Value	$ 16,967	18,421	17,126	17,255	16,416	14,812	15,425	14,976	13,916	11,968	13,237	15,615	16,484	16,074	16,247	15,373	14,773	12,618	11,909	10,232	13,430	12,364	12,497	12,093	10,978	12,650	12,517	12,654	12,884	12,277	11,618	10,944	10,200	10,289	9,644	9,751	9,972	9,506	10,583	10,508	10,000
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Account Value	$ 8,483,477	9,210,340	8,562,829	8,627,483	8,207,978	7,406,154	7,712,550	7,487,992	6,957,938	5,983,816	6,618,335	7,807,727	8,241,803	8,037,168	8,123,558	7,686,479	7,386,568	6,309,188	5,954,568	5,115,772	6,715,123	6,182,006	6,248,619	6,046,526	5,488,858	6,324,852	6,258,650	6,326,980	6,441,779	6,138,641	5,809,112	5,472,243	5,100,008	5,144,382	4,821,994	4,875,276	4,986,056	4,753,090	5,291,654	5,254,100	5,000,000
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Account Value	$ 169,669,535	$ 184,206,798	$ 171,256,580	$ 172,549,653	$ 164,159,557	$ 148,123,089	$ 154,251,010	$ 149,759,840	$ 139,158,752	$ 119,676,329	$ 132,366,704	$ 156,154,548	$ 164,836,058	$ 160,743,358	$ 162,471,151	$ 153,729,582	$ 147,731,355	$ 126,183,753	$ 119,091,350	$ 102,315,438	$ 134,302,454	$ 123,640,118	$ 124,972,383	$ 120,930,520	$ 109,777,158	$ 126,497,046	$ 125,172,993	$ 126,539,604	$ 128,835,571	$ 122,772,824	$ 116,182,242	$ 109,444,867	$ 102,000,166	$ 102,887,643	$ 96,439,886	$ 97,505,510	$ 99,721,117	$ 95,061,799	$ 105,833,076	$ 105,082,009	$ 100,000,000